SELECT*ANNUITY II

AN INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
issued by
RELIASTAR LIFE INSURANCE COMPANY
and its
RELIASTAR SELECT VARIABLE ACCOUNT

Supplement Dated August 22, 2008

This supplement updates and amends certain information contained in your prospectus dated August 8, 1997. Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT FUND MERGERS

ING VP High Yield Bond Portfolio. On April 28, 2008, the Sub-Account that invests in the ING VP High Yield Bond Portfolio was closed to new investors and to new investments by existing investors. Effective September 8, 2008, the ING VP High Yield Bond Portfolio will merge into and become part of the ING Pioneer High Yield Portfolio. Because of this merger, your investment in the ING VP High Yield Bond Portfolio will automatically become an investment in the ING Pioneer High Yield Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the Sub-Account corresponding to the ING VP High Yield Bond Portfolio will be automatically allocated to the ING Pioneer High Yield Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050. See the “Transfers” section on page 29 of your Contract prospectus for information about making Investment Fund allocation changes. Because of this merger, effective September 8, 2008, the ING Pioneer High Yield Portfolio (Class I) will be added to your Contract as an available investment option.

ING VP Real Estate Portfolio. On April 28, 2008, the Sub-Account that invests in the ING VP Real Estate Portfolio was closed to new investors and to new investments by existing investors. Effective September 8, 2008, the ING VP Real Estate Portfolio will merge into and become part of the ING Global Real Estate Portfolio. Because of this merger, your investment in the ING VP Real Estate Portfolio will automatically become an investment in the ING Global Real Estate Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the Sub-Account corresponding to the ING VP Real Estate Portfolio will be automatically allocated to the ING Global Real Estate Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050. See the “Transfers” section on page 29 of your Contract prospectus for information about making Investment Fund allocation changes. Because of this merger, effective September 8, 2008, the ING Global Real Estate Portfolio (Class S) will be added to your Contract as an available investment option.

You will not incur any fees or charges or any tax liability because of these mergers, and your Contract Value immediately before the mergers will equal your Contract Value immediately after the mergers.

There will be no further disclosure regarding the ING VP High Yield Bond and ING VP Real Estate Portfolios in future supplements to the Contract prospectus.

150720	Page 1 of 9	August 2008

INFORMATION ABOUT THE INVESTMENT FUNDS AVAILABLE THROUGH THE VARIABLE ACCOUNT

Effective September 8, 2008, Sub-Accounts which invest in the following Investment Funds are available through the Variable Account:

  American Funds – Growth Fund (Class 2)
  American Funds – Growth-Income Fund (Class 2)
  American Funds – International Fund (Class 2)
  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  ING AllianceBernstein Mid Cap Growth Portfolio (Class I)
  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Evergreen Health Sciences Portfolio (Class S)
  ING Evergreen Omega Portfolio (Class I)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Focus 5 Portfolio (Class I)
  ING Franklin Templeton Founding Strategy Portfolio (Class I)
  ING Global Real Estate Portfolio (Class S)
  ING Global Resources Portfolio (Class I)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING Julius Baer Foreign Portfolio (Class I)
  ING Legg Mason Value Portfolio (Class I)
  ING LifeStyle Aggressive Growth Portfolio (Class I)
  ING LifeStyle Growth Portfolio (Class I)
  ING LifeStyle Moderate Growth Portfolio (Class I)
  ING LifeStyle Moderate Portfolio (Class I)
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class I)
  ING Marsico Growth Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING MFS Total Return Portfolio (Class I)
  ING MFS Utilities Portfolio (Class I)
  ING Oppenheimer Main Street Portfolio ® (Class I)
  ING PIMCO Core Bond Portfolio (Class I)
  ING Pioneer Fund Portfolio (Class I)
  ING Pioneer Mid Cap Value Portfolio (Class I)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Capital Appreciation Portfolio (Class I)
  ING T. Rowe Price Equity Income Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING VP Index Plus International Equity Portfolio (Class S)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
  ING Baron Small Cap Growth Portfolio (I Class)
  ING Columbia Small Cap Value II Portfolio (I Class)
  ING JP Morgan Mid Cap Value Portfolio (I Class)
  ING Neuberger Berman Partners Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)
  ING Oppenheimer Strategic Income Portfolio (S Class)
  ING Pioneer High Yield Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Comstock Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING VP Balanced Portfolio (Class I)
  ING VP Intermediate Bond Portfolio (Class I)
  ING Lehman Brothers U.S. Aggregate Bond Index ® Portfolio (Class I)
  ING RussellTM Small Cap Index Portfolio (Class I)
  ING VP Index Plus LargeCap Portfolio (Class I)
  ING VP Index Plus MidCap Portfolio (Class I)
  ING VP Index Plus SmallCap Portfolio (Class I)
  ING VP SmallCap Opportunities Portfolio (Class I)
  Neuberger Berman AMT Socially Responsive Portfolio® (Class I)
150720	Page 2 of 9	August 2008

Fund Investment Advisers and Investment Objectives. The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Investment Funds available through the Variable Account. More detailed information about these Investment Funds can be found in the current prospectus and Statement of Additional Information for each Investment Fund.

There is no assurance that the stated objectives and policies of any of the Investment Funds will be achieved. Shares of the Investment Funds will rise and fall in value and you could lose money by investing in the Investment Funds. Shares of the Investment Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Investment Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in U.S. common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks and other securities
that appear to offer potential for
capital appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies based outside the
United States.

Fidelity ® VIP Contrafund ®	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor's 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

ING AllianceBernstein Mid	Investment Adviser:	Seeks long-term growth of capital.
Cap Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
AllianceBernstein, L.P.

150720	Page 3 of 9	August 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth.
Subadviser:
Evergreen Investment Management
Company, LLC

ING Evergreen Omega	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING FMRSM Diversified Mid	Investment Adviser:	Seeks long-term growth of capital.
Cap Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING Focus 5 Portfolio (Class I)	Investment Adviser:	Seeks total return through capital
	Directed Services LLC	appreciation and dividend income.
Subadviser:
ING Investment Management Co.

ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I)	Directed Services LLC	secondarily, income.

ING Global Real Estate Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class S)	ING Investments LLC	high total return, consisting of capital
	Subadviser:	appreciation and current income.
ING Clarion Real Estate Securities
L.P.

ING Global Resources	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap	Investment Adviser:	Seeks capital growth over the long
Core Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio	Directed Services LLC
(Class I)	Subadviser:
J. P. Morgan Investment Management
Inc.

150720	Page 4 of 9	August 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING Julius Baer Foreign	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Artio Global Management, LLC

ING Legg Mason Value	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term growth of capital.
Subadviser:
Legg Mason Capital Management,
Inc.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital.
Growth Portfolio (Class I)	ING Investments, LLC
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks to
	ING Investment Management Co.	enhance its total return through capital
appreciation when market factors,
such as falling interest rates and rising
bond prices, indicate that capital
appreciation may be available without
significant risk to principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio	Directed Services LLC
(Class I)	Subadviser:
Marsico Capital Management, LLC

150720	Page 5 of 9	August 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING MFS Total Return	Investment Adviser:	Seeks above-average income
Portfolio (Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities)
	Massachusetts Financial Services	consistent with the prudent
	Company	employment of capital. Secondarily
seeks reasonable opportunity for
growth of capital and income.

ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio	Investment Adviser:	Seeks maximum total return,
(Class I)	Directed Services LLC	consistent with preservation of capital
	Subadviser:	and prudent investment management.
Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital appreciation.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

150720	Page 6 of 9	August 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

ING VP Index Plus	Investment Adviser:	Seeks to outperform the total return
International Equity Portfolio	ING Investments, LLC	performance of the Morgan Stanley
(Class S)	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap	Investment Adviser:	Seeks long-term growth of capital.
Value II Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors,
LLC

ING JP Morgan Mid Cap	Investment Adviser:	Seeks growth from capital
Value Portfolio (Initial Class)	Directed Services LLC	appreciation.
Subadviser:
J.P. Morgan Investment Management
Inc.

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial	Directed Services LLC
Class)	Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service	Directed Services LLC	principally derived from interest on
Class)	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING Pioneer High Yield	Investment Adviser:	Seeks to maximize total return
Portfolio (Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management, Inc.

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial	Directed Services LLC
Class)	Subadviser:
T. Rowe Price Associates, Inc.

150720	Page 7 of 9	August 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING UBS U.S. Large Cap	Investment Adviser:	Seeks long-term growth of capital and
Equity Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

ING VP Balanced Portfolio	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those
sectors or mix thereof offers the best
investment prospects.

ING VP Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk,
	Subadviser:	through investment in a diversified
	ING Investment Management Co.	portfolio consisting primarily of debt
securities.

ING Lehman Brothers U.S.	Investment Adviser:	Seeks investment results (before fees
Aggregate Bond Index ®	ING Investments, LLC	and expenses) that correspond to the
Portfolio (Class I)	Subadviser:	total return of the Lehman Brothers
	Lehman Brothers Asset Management	U.S. Aggregate Bond Index ® .
LLC

ING RussellTM Small Cap	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell 2000®
	ING Investment Management Co.	Index.

ING VP Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index
	ING Investment Management Co.	(S&P 500 Index), while maintaining a
market level of risk.

ING VP Index Plus MidCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index) while maintaining a market
level of risk.

150720	Page 8 of 9	August 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING VP Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index) while maintaining a
market level of risk.

ING VP SmallCap	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio	ING Investments, LLC
(Class I)	Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management Inc.	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the fund’s
	Neuberger Berman, LLC	financial criteria and social policy.

MORE INFORMATION IS AVAILABLE

More information about the Investment Funds available through your Contract, including information about the risks associated with investing in these Investment Funds, can be found in the current prospectus and Statement of Additional Information for that Investment Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050

150720	Page 9 of 9	August 2008